CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Cash Flows from Operating Activities:
Net loss	$ (131,539)	$ (400,875)
Adjustments to arrive at loss from continuing operations	10,865	300,997
Loss from continuing operations	(120,674)	(99,878)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	54,783	64,755
Impairment of intangible assets		814
Loss on asset disposals and impairments, including streamlining initiatives, net	31,378	20,076
Share-based compensation	7,157	4,108
Foreign currency (gains) losses, net	(174)	10,826
Gain on sale of trademarks		(15,600)
Loss (gain) on extinguishment of debt	8,669	(6,547)
Other, net	112	(1,742)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable - trade, net	(6,851)	12,366
Increase in inventories, net	(51,950)	(42,935)
Decrease in other current and non-current assets	5,187	1,470
Increase in accounts payable	26,944	18,671
(Decrease) increase in accrued expenses and other non-current liabilities	(29,933)	12,163
Net change in income tax assets and liabilities	3,844	5,893
Net cash used in operating activities of discontinued operations	(15,773)	(127,985)
Net cash used in operating activities	(87,281)	(143,545)
Cash Flows from Investing Activities:
Purchases of property and equipment	(55,180)	(57,545)
Net proceeds from disposition		15,600
Payments for in-store merchandise shops	(1,767)	(2,247)
Investments in and advances to equity investees	(5,000)	(6)
Other, net	236	370
Net cash used in investing activities of discontinued operations		(12,086)
Net cash used in investing activities	(61,711)	(55,914)
Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	602,022
Repayment of borrowings under revolving credit agreement	(113,389)	(480,091)
Proceeds from issuance of Senior Secured Notes	164,540	220,094
Repayment of Euro Notes	(158,027)	(178,333)
Principal payments under capital lease obligations	(3,331)	(3,138)
Proceeds from exercise of stock options	6,049	25
Payment of deferred financing fees	(6,064)	(8,505)
Other, net		(806)
Net cash provided by financing activities of discontinued operations		45,292
Net cash provided by financing activities	3,167	196,560
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(2,890)	2,750
Net Change in Cash and Cash Equivalents	(148,715)	(149)
Cash and Cash Equivalents at Beginning of Period	179,936	22,714
Cash and Cash Equivalents at End of Period	31,221	22,565
Less: Cash and Cash Equivalents Held for Sale		10,808
Cash and Cash Equivalents	$ 31,221	$ 11,757